Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.02%
Advertising–0.06%
Interpublic Group of Cos., Inc. (The)(b)	25,985	$800,598
Omnicom Group, Inc.	13,440	1,408,781
		2,209,379
Aerospace & Defense–1.83%
Axon Enterprise, Inc.(c)	4,904	3,172,692
Boeing Co. (The)(c)	50,255	7,811,637
General Dynamics Corp.	17,715	5,031,237
General Electric Co.	74,488	13,568,734
Howmet Aerospace, Inc.	28,039	3,319,257
Huntington Ingalls Industries, Inc.	2,715	537,353
L3Harris Technologies, Inc.	13,031	3,208,884
Lockheed Martin Corp.	14,574	7,715,621
Northrop Grumman Corp.	9,444	4,624,255
RTX Corp.	91,383	11,133,191
Textron, Inc.	12,819	1,097,691
TransDigm Group, Inc.	3,856	4,831,452
		66,052,004
Agricultural & Farm Machinery–0.23%
Deere & Co.	17,606	8,202,635
Agricultural Products & Services–0.07%
Archer-Daniels-Midland Co.	32,847	1,793,446
Bunge Global S.A.	9,749	874,875
		2,668,321
Air Freight & Logistics–0.38%
C.H. Robinson Worldwide, Inc.	8,062	851,186
Expeditors International of Washington, Inc.	9,725	1,182,949
FedEx Corp.	15,482	4,685,937
United Parcel Service, Inc., Class B	50,321	6,829,566
		13,549,638
Apparel Retail–0.37%
Ross Stores, Inc.	22,916	3,549,001
TJX Cos., Inc. (The)	77,638	9,758,320
		13,307,321
Apparel, Accessories & Luxury Goods–0.12%
lululemon athletica, inc.(c)	7,921	2,539,948
Ralph Lauren Corp.	2,688	622,003
Tapestry, Inc.	15,819	985,207
		4,147,158
Application Software–2.47%
Adobe, Inc.(c)	30,461	15,715,744
ANSYS, Inc.(c)	6,003	2,107,653
Autodesk, Inc.(c)	14,788	4,316,617
Cadence Design Systems, Inc.(c)	18,812	5,771,710
Fair Isaac Corp.(c)	1,685	4,001,925
Intuit, Inc.	19,204	12,323,783
Palantir Technologies, Inc., Class A(c)	141,534	9,494,101
PTC, Inc.(c)	8,277	1,655,897
Roper Technologies, Inc.	7,366	4,172,397
Shares		Value
Application Software–(continued)
Salesforce, Inc.	66,567	$21,966,444
Synopsys, Inc.(c)	10,544	5,888,719
Tyler Technologies, Inc.(c)	2,935	1,846,614
		89,261,604
Asset Management & Custody Banks–1.14%
Ameriprise Financial, Inc.	6,746	3,872,002
Bank of New York Mellon Corp. (The)	50,695	4,150,400
BlackRock, Inc.	9,567	9,785,127
Blackstone, Inc., Class A	49,401	9,440,037
Franklin Resources, Inc.(b)	20,646	469,903
Invesco Ltd.(d)	30,970	560,247
KKR & Co., Inc., Class A	46,007	7,493,160
Northern Trust Corp.	13,852	1,539,788
State Street Corp.	20,515	2,020,933
T. Rowe Price Group, Inc.	15,293	1,893,885
		41,225,482
Automobile Manufacturers–2.02%
Ford Motor Co.	268,218	2,985,267
General Motors Co.	77,209	4,292,048
Tesla, Inc.(c)	190,606	65,789,567
		73,066,882
Automotive Parts & Equipment–0.04%
Aptiv PLC(c)	18,182	1,009,646
BorgWarner, Inc.	15,686	538,344
		1,547,990
Automotive Retail–0.26%
AutoZone, Inc.(c)	1,159	3,673,497
CarMax, Inc.(c)	10,679	896,715
O’Reilly Automotive, Inc.(c)	3,985	4,954,232
		9,524,444
Biotechnology–1.60%
AbbVie, Inc.	121,342	22,197,092
Amgen, Inc.	36,914	10,441,863
Biogen, Inc.(c)	10,006	1,607,264
Gilead Sciences, Inc.	85,527	7,918,090
Incyte Corp.(c)	10,937	815,791
Moderna, Inc.(b)(c)	22,955	988,442
Regeneron Pharmaceuticals, Inc.(c)	7,290	5,469,104
Vertex Pharmaceuticals, Inc.(c)	17,731	8,300,413
		57,738,059
Brewers–0.02%
Molson Coors Beverage Co., Class B(b)	12,021	746,023
Broadcasting–0.04%
Fox Corp., Class A	15,370	724,234
Fox Corp., Class B	9,083	406,283
Paramount Global, Class B	40,690	441,486
		1,572,003
Broadline Retail–3.75%
Amazon.com, Inc.(c)	641,696	133,402,181
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	33,592	$2,126,038
		135,528,219
Building Products–0.52%
A.O. Smith Corp.	8,316	619,459
Allegion PLC	6,020	847,857
Builders FirstSource, Inc.(c)	7,999	1,491,574
Carrier Global Corp.	57,676	4,462,392
Johnson Controls International PLC	45,891	3,848,419
Masco Corp.	14,933	1,203,002
Trane Technologies PLC	15,503	6,452,659
		18,925,362
Cable & Satellite–0.39%
Charter Communications, Inc., Class A(b)(c)	6,669	2,647,360
Comcast Corp., Class A	265,379	11,461,719
		14,109,079
Cargo Ground Transportation–0.11%
J.B. Hunt Transport Services, Inc.	5,513	1,042,563
Old Dominion Freight Line, Inc.	12,954	2,916,464
		3,959,027
Casinos & Gaming–0.09%
Caesars Entertainment, Inc.(c)	14,900	573,501
Las Vegas Sands Corp.(b)	24,185	1,283,256
MGM Resorts International(b)(c)	15,795	605,580
Wynn Resorts Ltd.	6,501	613,565
		3,075,902
Commodity Chemicals–0.10%
Dow, Inc.	48,151	2,128,756
LyondellBasell Industries N.V., Class A	17,783	1,482,035
		3,610,791
Communications Equipment–0.86%
Arista Networks, Inc.(c)	17,696	7,181,391
Cisco Systems, Inc.	276,765	16,387,256
F5, Inc.(c)	3,989	998,646
Juniper Networks, Inc.	22,375	803,710
Motorola Solutions, Inc.	11,463	5,728,061
		31,099,064
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.(b)	13,257	1,193,130
Construction & Engineering–0.10%
Quanta Services, Inc.	10,120	3,486,542
Construction Machinery & Heavy Transportation Equipment– 0.66%
Caterpillar, Inc.	33,312	13,528,336
Cummins, Inc.	9,415	3,531,002
PACCAR, Inc.	36,012	4,213,404
Wabtec Corp.	12,035	2,414,462
		23,687,204
Construction Materials–0.14%
Martin Marietta Materials, Inc.	4,199	2,519,400
Vulcan Materials Co.	9,073	2,614,203
		5,133,603
Shares		Value
Consumer Electronics–0.06%
Garmin Ltd.	10,564	$2,245,906
Consumer Finance–0.60%
American Express Co.	38,581	11,754,859
Capital One Financial Corp.	26,233	5,036,998
Discover Financial Services	17,248	3,146,553
Synchrony Financial	27,152	1,833,303
		21,771,713
Consumer Staples Merchandise Retail–1.76%
Costco Wholesale Corp.	30,456	29,599,577
Dollar General Corp.	15,124	1,168,632
Dollar Tree, Inc.(b)(c)	13,823	985,165
Target Corp.(b)	31,782	4,205,076
Walmart, Inc.	298,384	27,600,520
		63,558,970
Copper–0.12%
Freeport-McMoRan, Inc.	98,708	4,362,894
Data Center REITs–0.29%
Digital Realty Trust, Inc.	21,142	4,137,278
Equinix, Inc.	6,523	6,402,194
		10,539,472
Data Processing & Outsourced Services–0.05%
Broadridge Financial Solutions, Inc.	8,017	1,892,172
Distillers & Vintners–0.09%
Brown-Forman Corp., Class B(b)	12,325	518,636
Constellation Brands, Inc., Class A	10,763	2,593,345
		3,111,981
Distributors–0.08%
Genuine Parts Co.	9,590	1,215,341
LKQ Corp.	18,012	707,691
Pool Corp.	2,639	995,141
		2,918,173
Diversified Banks–3.13%
Bank of America Corp.	463,758	22,033,143
Citigroup, Inc.	131,060	9,288,222
Fifth Third Bancorp	46,493	2,234,454
JPMorgan Chase & Co.	195,452	48,808,273
KeyCorp	63,502	1,237,019
PNC Financial Services Group, Inc. (The)	27,308	5,863,574
U.S. Bancorp	107,198	5,712,581
Wells Fargo & Co.	233,827	17,810,603
		112,987,869
Diversified Support Services–0.25%
Cintas Corp.	23,536	5,314,194
Copart, Inc.(c)	60,157	3,813,352
		9,127,546
Drug Retail–0.01%
Walgreens Boots Alliance, Inc.(b)	49,299	444,677
Electric Utilities–1.54%
Alliant Energy Corp.	17,651	1,115,543
American Electric Power Co., Inc.	36,438	3,638,699
Constellation Energy Corp.	21,481	5,511,165
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
Duke Energy Corp.	53,035	$6,207,747
Edison International	26,596	2,333,799
Entergy Corp.	14,761	2,305,225
Evergy, Inc.	15,830	1,023,093
Eversource Energy	24,350	1,570,331
Exelon Corp.	68,698	2,717,693
FirstEnergy Corp.	35,213	1,498,313
NextEra Energy, Inc.	141,140	11,103,484
NRG Energy, Inc.	14,178	1,440,627
PG&E Corp.	146,837	3,176,084
Pinnacle West Capital Corp.(b)	7,818	732,547
PPL Corp.	50,681	1,770,287
Southern Co. (The)	75,115	6,695,000
Xcel Energy, Inc.	38,410	2,787,030
		55,626,667
Electrical Components & Equipment–0.65%
AMETEK, Inc.	15,906	3,091,808
Eaton Corp. PLC	27,349	10,267,361
Emerson Electric Co.	39,343	5,216,882
Generac Holdings, Inc.(c)	4,173	785,359
Hubbell, Inc.	3,688	1,696,812
Rockwell Automation, Inc.	7,795	2,300,616
		23,358,838
Electronic Components–0.24%
Amphenol Corp., Class A	82,731	6,010,407
Corning, Inc.	52,906	2,574,935
		8,585,342
Electronic Equipment & Instruments–0.17%
Keysight Technologies, Inc.(c)	11,991	2,048,542
Teledyne Technologies, Inc.(c)	3,214	1,559,626
Trimble, Inc.(c)	16,813	1,226,845
Zebra Technologies Corp., Class A(c)	3,554	1,446,478
		6,281,491
Electronic Manufacturing Services–0.12%
Jabil, Inc.	7,761	1,054,177
TE Connectivity PLC (Switzerland)	20,878	3,155,083
		4,209,260
Environmental & Facilities Services–0.32%
Republic Services, Inc.	14,024	3,061,439
Rollins, Inc.	19,336	973,181
Veralto Corp.	16,975	1,836,525
Waste Management, Inc.	25,088	5,725,584
		11,596,729
Fertilizers & Agricultural Chemicals–0.14%
CF Industries Holdings, Inc.	12,345	1,106,853
Corteva, Inc.	47,556	2,959,886
FMC Corp.(b)	8,593	507,760
Mosaic Co. (The)	22,127	585,480
		5,159,979
Financial Exchanges & Data–1.06%
Cboe Global Markets, Inc.	7,189	1,551,746
CME Group, Inc., Class A	24,738	5,887,644
FactSet Research Systems, Inc.	2,614	1,282,611
Intercontinental Exchange, Inc.	39,442	6,348,584
Shares		Value
Financial Exchanges & Data–(continued)
MarketAxess Holdings, Inc.	2,609	$674,922
Moody’s Corp.	10,758	5,378,785
MSCI, Inc.	5,403	3,293,831
Nasdaq, Inc.	28,428	2,359,240
S&P Global, Inc.	21,998	11,494,175
		38,271,538
Food Distributors–0.07%
Sysco Corp.	33,782	2,604,930
Food Retail–0.08%
Kroger Co. (The)	45,618	2,786,347
Footwear–0.24%
Deckers Outdoor Corp.(c)	10,474	2,052,485
NIKE, Inc., Class B	82,537	6,501,440
		8,553,925
Gas Utilities–0.04%
Atmos Energy Corp.	10,430	1,578,268
Gold–0.09%
Newmont Corp.	78,825	3,305,921
Health Care Distributors–0.31%
Cardinal Health, Inc.	16,837	2,058,155
Cencora, Inc.	11,984	3,014,575
Henry Schein, Inc.(c)	8,669	667,946
McKesson Corp.	8,909	5,599,307
		11,339,983
Health Care Equipment–2.15%
Abbott Laboratories	119,525	14,195,984
Baxter International, Inc.	35,084	1,182,682
Becton, Dickinson and Co.	19,857	4,406,268
Boston Scientific Corp.(c)	101,165	9,171,619
DexCom, Inc.(c)	27,491	2,144,023
Edwards Lifesciences Corp.(c)	41,383	2,952,677
GE HealthCare Technologies, Inc.	29,175	2,427,943
Hologic, Inc.(c)	15,956	1,268,502
IDEXX Laboratories, Inc.(c)	5,654	2,384,574
Insulet Corp.(c)	4,842	1,291,749
Intuitive Surgical, Inc.(c)	24,367	13,206,914
Medtronic PLC	88,110	7,625,039
ResMed, Inc.	10,094	2,513,608
STERIS PLC	6,775	1,484,132
Stryker Corp.	23,437	9,190,820
Teleflex, Inc.	3,243	625,413
Zimmer Biomet Holdings, Inc.	13,991	1,568,391
		77,640,338
Health Care Facilities–0.14%
HCA Healthcare, Inc.	12,765	4,176,963
Universal Health Services, Inc., Class B	4,109	842,345
		5,019,308
Health Care REITs–0.26%
Alexandria Real Estate Equities, Inc.	10,652	1,174,170
Healthpeak Properties, Inc.	48,454	1,065,503
Ventas, Inc.(b)	27,981	1,792,743
Welltower, Inc.	39,754	5,493,208
		9,525,624
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Services–0.41%
Cigna Group (The)	19,204	$6,487,111
CVS Health Corp.	86,419	5,172,177
DaVita, Inc.(c)	3,156	524,433
Labcorp Holdings, Inc.	5,768	1,391,011
Quest Diagnostics, Inc.	7,679	1,249,066
		14,823,798
Health Care Supplies–0.09%
Align Technology, Inc.(c)	4,820	1,121,951
Cooper Cos., Inc. (The)(c)	13,739	1,435,176
Solventum Corp.(c)	9,513	680,275
		3,237,402
Heavy Electrical Equipment–0.17%
GE Vernova, Inc.(c)	18,878	6,307,517
Home Furnishings–0.01%
Mohawk Industries, Inc.(c)	3,584	497,567
Home Improvement Retail–1.10%
Home Depot, Inc. (The)	68,120	29,232,336
Lowe’s Cos., Inc.	39,145	10,664,272
		39,896,608
Homebuilding–0.28%
D.R. Horton, Inc.	20,158	3,402,267
Lennar Corp., Class A	16,605	2,895,746
NVR, Inc.(c)	212	1,957,943
PulteGroup, Inc.	14,257	1,928,545
		10,184,501
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	48,541	894,125
Hotels, Resorts & Cruise Lines–0.92%
Airbnb, Inc., Class A(c)	30,227	4,114,197
Booking Holdings, Inc.	2,304	11,985,362
Carnival Corp.(c)	69,824	1,775,624
Expedia Group, Inc.(c)	8,562	1,580,716
Hilton Worldwide Holdings, Inc.	16,930	4,290,739
Marriott International, Inc., Class A	16,052	4,640,473
Norwegian Cruise Line Holdings Ltd.(b)(c)	29,539	794,304
Royal Caribbean Cruises Ltd.	16,270	3,970,856
		33,152,271
Household Products–1.13%
Church & Dwight Co., Inc.	16,903	1,861,527
Clorox Co. (The)	8,508	1,422,282
Colgate-Palmolive Co.	56,131	5,423,939
Kimberly-Clark Corp.	23,138	3,224,280
Procter & Gamble Co. (The)	161,715	28,989,031
		40,921,059
Human Resource & Employment Services–0.37%
Automatic Data Processing, Inc.	28,015	8,598,644
Dayforce, Inc.(b)(c)	10,871	869,571
Paychex, Inc.	22,020	3,220,866
Paycom Software, Inc.	3,310	767,655
		13,456,736
Independent Power Producers & Energy Traders–0.12%
AES Corp. (The)	48,928	638,021
Shares		Value
Independent Power Producers & Energy Traders–(continued)
Vistra Corp.	23,600	$3,772,224
		4,410,245
Industrial Conglomerates–0.43%
3M Co.	37,740	5,039,422
Honeywell International, Inc.	44,735	10,420,124
		15,459,546
Industrial Gases–0.56%
Air Products and Chemicals, Inc.	15,273	5,106,222
Linde PLC	33,024	15,223,734
		20,329,956
Industrial Machinery & Supplies & Components–0.80%
Dover Corp.	9,443	1,944,314
Fortive Corp.	24,067	1,909,235
IDEX Corp.	5,211	1,201,813
Illinois Tool Works, Inc.	18,560	5,150,771
Ingersoll Rand, Inc.	27,719	2,887,488
Nordson Corp.	3,741	976,363
Otis Worldwide Corp.	27,518	2,833,804
Parker-Hannifin Corp.	8,831	6,207,310
Pentair PLC	11,324	1,234,203
Snap-on, Inc.	3,645	1,347,520
Stanley Black & Decker, Inc.	10,594	947,633
Xylem, Inc.	16,760	2,124,330
		28,764,784
Industrial REITs–0.21%
Prologis, Inc.	63,607	7,428,025
Insurance Brokers–0.62%
Aon PLC, Class A	14,924	5,843,343
Arthur J. Gallagher & Co.	15,052	4,699,836
Brown & Brown, Inc.	16,266	1,839,685
Marsh & McLennan Cos., Inc.	33,782	7,878,976
Willis Towers Watson PLC	6,978	2,246,916
		22,508,756
Integrated Oil & Gas–1.59%
Chevron Corp.	116,846	18,920,873
Exxon Mobil Corp.(e)	305,207	36,002,217
Occidental Petroleum Corp.	45,967	2,325,011
		57,248,101
Integrated Telecommunication Services–0.67%
AT&T, Inc.	492,569	11,407,898
Verizon Communications, Inc.	289,179	12,822,197
		24,230,095
Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	16,517	2,703,338
Take-Two Interactive Software, Inc.(b)(c)	10,977	2,067,847
		4,771,185
Interactive Media & Services–5.84%
Alphabet, Inc., Class A	402,492	68,001,023
Alphabet, Inc., Class C	329,955	56,254,028
Match Group, Inc.(c)	17,646	577,730
Meta Platforms, Inc., Class A	150,083	86,195,669
		211,028,450
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Internet Services & Infrastructure–0.11%
Akamai Technologies, Inc.(c)	10,368	$974,799
GoDaddy, Inc., Class A(c)	9,743	1,924,924
VeriSign, Inc.(c)	5,742	1,074,788
		3,974,511
Investment Banking & Brokerage–0.97%
Charles Schwab Corp. (The)	102,625	8,493,245
Goldman Sachs Group, Inc. (The)	21,695	13,202,926
Morgan Stanley	85,579	11,263,052
Raymond James Financial, Inc.	12,733	2,155,443
		35,114,666
IT Consulting & Other Services–1.01%
Accenture PLC, Class A (Ireland)	43,031	15,593,144
Cognizant Technology Solutions Corp., Class A	34,050	2,740,685
EPAM Systems, Inc.(c)	3,895	950,068
Gartner, Inc.(c)	5,294	2,741,921
International Business Machines Corp.	63,280	14,390,505
		36,416,323
Leisure Products–0.02%
Hasbro, Inc.	9,010	587,002
Life & Health Insurance–0.35%
Aflac, Inc.	34,624	3,947,136
Globe Life, Inc.	5,781	643,078
MetLife, Inc.	40,413	3,565,639
Principal Financial Group, Inc.	14,637	1,274,736
Prudential Financial, Inc.	24,526	3,173,910
		12,604,499
Life Sciences Tools & Services–1.03%
Agilent Technologies, Inc.	20,044	2,765,471
Bio-Techne Corp.	10,849	817,581
Charles River Laboratories International, Inc.(b)(c)	3,546	705,867
Danaher Corp.	44,156	10,583,751
IQVIA Holdings, Inc.(c)	11,898	2,389,594
Mettler-Toledo International, Inc.(c)	1,459	1,825,501
Revvity, Inc.(b)	8,495	986,609
Thermo Fisher Scientific, Inc.	26,243	13,899,080
Waters Corp.(c)	4,101	1,577,737
West Pharmaceutical Services, Inc.	4,984	1,623,189
		37,174,380
Managed Health Care–1.41%
Centene Corp.(c)	36,137	2,168,220
Elevance Health, Inc.	15,930	6,482,873
Humana, Inc.	8,271	2,451,359
Molina Healthcare, Inc.(c)	4,050	1,206,495
UnitedHealth Group, Inc.	63,437	38,709,257
		51,018,204
Metal, Glass & Plastic Containers–0.04%
Ball Corp.	20,853	1,296,222
Movies & Entertainment–1.22%
Live Nation Entertainment, Inc.(c)	10,758	1,487,293
Netflix, Inc.(c)	29,483	26,145,819
Walt Disney Co. (The)	124,587	14,635,235
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(c)	154,137	$1,615,356
		43,883,703
Multi-Family Residential REITs–0.24%
AvalonBay Communities, Inc.(b)	9,757	2,296,310
Camden Property Trust	7,335	922,743
Equity Residential	23,437	1,796,680
Essex Property Trust, Inc.	4,439	1,378,132
Mid-America Apartment Communities, Inc.	8,076	1,325,756
UDR, Inc.	20,536	941,781
		8,661,402
Multi-line Insurance–0.09%
American International Group, Inc.	44,236	3,400,864
Multi-Sector Holdings–1.68%
Berkshire Hathaway, Inc., Class B(c)	125,838	60,782,271
Multi-Utilities–0.63%
Ameren Corp.	18,434	1,739,985
CenterPoint Energy, Inc.	44,222	1,442,522
CMS Energy Corp.	20,643	1,439,023
Consolidated Edison, Inc.	23,757	2,389,717
Dominion Energy, Inc.	57,633	3,385,939
DTE Energy Co.	14,222	1,788,843
NiSource, Inc.	30,865	1,175,648
Public Service Enterprise Group, Inc.	34,222	3,227,134
Sempra	43,495	4,074,177
WEC Energy Group, Inc.	21,714	2,194,200
		22,857,188
Office REITs–0.02%
BXP, Inc.(b)	9,948	815,637
Oil & Gas Equipment & Services–0.26%
Baker Hughes Co., Class A	68,245	2,999,368
Halliburton Co.	60,648	1,932,245
Schlumberger N.V.	97,548	4,286,259
		9,217,872
Oil & Gas Exploration & Production–0.76%
APA Corp.	24,789	561,471
ConocoPhillips	89,534	9,700,100
Coterra Energy, Inc.	50,786	1,357,002
Devon Energy Corp.	43,019	1,632,571
Diamondback Energy, Inc.	12,255	2,176,365
EOG Resources, Inc.	39,060	5,205,136
EQT Corp.	40,807	1,854,270
Hess Corp.	18,986	2,794,359
Texas Pacific Land Corp.	1,292	2,067,316
		27,348,590
Oil & Gas Refining & Marketing–0.29%
Marathon Petroleum Corp.	22,993	3,590,357
Phillips 66	28,754	3,852,461
Valero Energy Corp.	22,009	3,061,012
		10,503,830
Oil & Gas Storage & Transportation–0.45%
Kinder Morgan, Inc.	132,647	3,749,931
ONEOK, Inc.	40,125	4,558,200
Targa Resources Corp.	15,050	3,074,715
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	83,737	$4,900,289
		16,283,135
Other Specialized REITs–0.13%
Iron Mountain, Inc.	20,151	2,492,074
VICI Properties, Inc.	72,111	2,351,540
		4,843,614
Other Specialty Retail–0.09%
Tractor Supply Co.(b)	7,412	2,102,562
Ulta Beauty, Inc.(c)	3,264	1,261,993
		3,364,555
Packaged Foods & Meats–0.56%
Conagra Brands, Inc.	32,914	906,781
General Mills, Inc.	38,238	2,533,650
Hershey Co. (The)	10,145	1,786,839
Hormel Foods Corp.	19,985	648,113
J.M. Smucker Co. (The)	7,310	861,045
Kellanova	18,197	1,479,234
Kraft Heinz Co. (The)	60,633	1,938,437
Lamb Weston Holdings, Inc.	9,941	767,843
McCormick & Co., Inc.	17,402	1,364,491
Mondelez International, Inc., Class A	91,765	5,960,137
The Campbell’s Company(b)	13,546	625,825
Tyson Foods, Inc., Class A	19,772	1,275,294
		20,147,689
Paper & Plastic Packaging Products & Materials–0.19%
Amcor PLC	99,509	1,058,776
Avery Dennison Corp.	5,546	1,142,199
International Paper Co.(b)	24,010	1,412,508
Packaging Corp. of America	6,162	1,533,413
Smurfit WestRock PLC	33,894	1,864,848
		7,011,744
Passenger Airlines–0.18%
Delta Air Lines, Inc.	44,051	2,811,335
Southwest Airlines Co.	41,370	1,338,733
United Airlines Holdings, Inc.(c)	22,729	2,200,849
		6,350,917
Passenger Ground Transportation–0.29%
Uber Technologies, Inc.(c)	144,441	10,393,974
Personal Care Products–0.12%
Estee Lauder Cos., Inc. (The), Class A	16,043	1,157,021
Kenvue, Inc.	131,565	3,168,085
		4,325,106
Pharmaceuticals–3.11%
Bristol-Myers Squibb Co.	139,275	8,247,865
Catalent, Inc.(c)	12,460	761,431
Eli Lilly and Co.	54,190	43,100,016
Johnson & Johnson	165,369	25,633,849
Merck & Co., Inc.	174,132	17,698,776
Pfizer, Inc.	389,281	10,203,055
Viatris, Inc.	81,976	1,073,066
Zoetis, Inc.	31,122	5,454,131
		112,172,189
Shares		Value
Property & Casualty Insurance–1.02%
Allstate Corp. (The)	18,139	$3,761,847
Arch Capital Group Ltd.(c)	25,730	2,591,526
Assurant, Inc.	3,579	812,791
Chubb Ltd.	25,806	7,450,966
Cincinnati Financial Corp.	10,733	1,715,455
Erie Indemnity Co., Class A	1,746	769,218
Hartford Financial Services Group, Inc. (The)	20,130	2,482,230
Loews Corp.	12,500	1,084,125
Progressive Corp. (The)	40,233	10,817,849
Travelers Cos., Inc. (The)	15,658	4,165,654
W.R. Berkley Corp.	20,652	1,333,087
		36,984,748
Publishing–0.03%
News Corp., Class A	26,108	766,270
News Corp., Class B	7,877	252,773
		1,019,043
Rail Transportation–0.54%
CSX Corp.	133,185	4,867,912
Norfolk Southern Corp.	15,533	4,284,778
Union Pacific Corp.	41,851	10,239,265
		19,391,955
Real Estate Services–0.14%
CBRE Group, Inc., Class A(c)	20,692	2,896,673
CoStar Group, Inc.(b)(c)	28,228	2,296,066
		5,192,739
Regional Banks–0.33%
Citizens Financial Group, Inc.	30,797	1,482,568
Huntington Bancshares, Inc.	100,182	1,804,278
M&T Bank Corp.(b)	11,473	2,523,945
Regions Financial Corp.	62,866	1,713,727
Truist Financial Corp.	91,994	4,386,274
		11,910,792
Reinsurance–0.03%
Everest Group Ltd.	2,961	1,147,565
Research & Consulting Services–0.22%
Amentum Holdings, Inc.(c)	8,621	209,921
Equifax, Inc.	8,499	2,222,999
Jacobs Solutions, Inc.	8,656	1,222,487
Leidos Holdings, Inc.	9,255	1,530,777
Verisk Analytics, Inc.	9,785	2,878,845
		8,065,029
Restaurants–0.93%
Chipotle Mexican Grill, Inc.(c)	94,079	5,787,740
Darden Restaurants, Inc.(b)	8,138	1,434,485
Domino’s Pizza, Inc.	2,401	1,143,332
McDonald’s Corp.	49,279	14,587,077
Starbucks Corp.	77,848	7,976,306
Yum! Brands, Inc.	19,315	2,683,626
		33,612,566
Retail REITs–0.28%
Federal Realty Investment Trust	5,140	599,581
Kimco Realty Corp.	45,947	1,174,865
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.	59,826	$3,463,327
Regency Centers Corp.	11,176	844,794
Simon Property Group, Inc.	21,054	3,865,514
		9,948,081
Self-Storage REITs–0.17%
Extra Space Storage, Inc.	14,560	2,489,178
Public Storage	10,821	3,766,249
		6,255,427
Semiconductor Materials & Equipment–0.68%
Applied Materials, Inc.	56,879	9,937,330
Enphase Energy, Inc.(c)	9,266	661,129
KLA Corp.	9,235	5,975,322
Lam Research Corp.	89,571	6,617,506
Teradyne, Inc.	10,748	1,182,280
		24,373,567
Semiconductors–9.99%
Advanced Micro Devices, Inc.(c)	111,184	15,251,665
Analog Devices, Inc.	34,088	7,432,888
Broadcom, Inc.	319,774	51,828,970
First Solar, Inc.(c)	7,355	1,465,631
Intel Corp.	293,128	7,049,728
Microchip Technology, Inc.	36,856	2,512,474
Micron Technology, Inc.	76,173	7,461,145
Monolithic Power Systems, Inc.	3,350	1,901,594
NVIDIA Corp.	1,689,929	233,632,684
NXP Semiconductors N.V. (China)	17,500	4,013,975
ON Semiconductor Corp.(c)	29,428	2,092,919
Qorvo, Inc.(c)	6,491	448,204
QUALCOMM, Inc.	76,527	12,131,825
Skyworks Solutions, Inc.	10,928	957,184
Texas Instruments, Inc.	62,724	12,609,406
		360,790,292
Single-Family Residential REITs–0.04%
Invitation Homes, Inc.	39,138	1,340,477
Soft Drinks & Non-alcoholic Beverages–1.04%
Coca-Cola Co. (The)	266,465	17,075,077
Keurig Dr Pepper, Inc.	72,154	2,355,828
Monster Beverage Corp.(c)	48,451	2,671,104
PepsiCo, Inc.	94,359	15,422,978
		37,524,987
Specialty Chemicals–0.52%
Albemarle Corp.(b)	8,092	871,508
Celanese Corp.	7,476	547,318
DuPont de Nemours, Inc.	28,680	2,397,361
Eastman Chemical Co.	7,998	837,551
Ecolab, Inc.	17,398	4,328,101
International Flavors & Fragrances, Inc.	17,651	1,612,595
PPG Industries, Inc.	16,028	1,993,402
Sherwin-Williams Co. (The)	15,943	6,335,748
		18,923,584
Steel–0.11%
Nucor Corp.	16,305	2,522,220
Steel Dynamics, Inc.	9,858	1,432,072
		3,954,292
Shares		Value
Systems Software–7.50%
CrowdStrike Holdings, Inc., Class A(c)	15,862	$5,487,776
Fortinet, Inc.(c)	43,615	4,145,606
Gen Digital, Inc.	37,061	1,143,332
Microsoft Corp.	510,623	216,228,415
Oracle Corp.	109,804	20,296,171
Palo Alto Networks, Inc.(c)	22,245	8,627,056
ServiceNow, Inc.(c)	14,152	14,851,675
		270,780,031
Technology Distributors–0.05%
CDW Corp.	9,177	1,614,510
Technology Hardware, Storage & Peripherals–7.22%
Apple, Inc.	1,044,468	247,883,591
Dell Technologies, Inc., Class C	20,218	2,579,615
Hewlett Packard Enterprise Co.	89,283	1,894,585
HP, Inc.	67,223	2,381,711
NetApp, Inc.	14,122	1,731,922
Seagate Technology Holdings PLC	14,425	1,461,685
Super Micro Computer, Inc.(c)	34,450	1,124,448
Western Digital Corp.(c)	22,572	1,647,530
		260,705,087
Telecom Tower REITs–0.32%
American Tower Corp.	32,088	6,706,392
Crown Castle, Inc.	29,853	3,171,881
SBA Communications Corp., Class A	7,384	1,670,630
		11,548,903
Timber REITs–0.04%
Weyerhaeuser Co.	49,964	1,611,839
Tobacco–0.58%
Altria Group, Inc.	117,211	6,767,763
Philip Morris International, Inc.	106,809	14,212,006
		20,979,769
Trading Companies & Distributors–0.30%
Fastenal Co.	39,339	3,287,167
United Rentals, Inc.	4,574	3,961,084
W.W. Grainger, Inc.	3,023	3,643,743
		10,891,994
Transaction & Payment Processing Services–2.47%
Corpay, Inc.(c)	4,770	1,818,229
Fidelity National Information Services, Inc.	37,479	3,196,959
Fiserv, Inc.(c)	39,550	8,738,968
Global Payments, Inc.	17,479	2,079,302
Jack Henry & Associates, Inc.	5,019	884,247
Mastercard, Inc., Class A	56,677	30,205,440
PayPal Holdings, Inc.(c)	70,231	6,093,944
Visa, Inc., Class A(b)	114,753	36,156,375
		89,173,464
Water Utilities–0.05%
American Water Works Co., Inc.	13,386	1,833,079
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.	33,664	8,312,988
Total Common Stocks & Other Equity Interests (Cost $1,174,067,023)		3,505,020,349
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–2.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(f)	37,187,874	$37,187,874
Invesco Treasury Portfolio, Institutional Class, 4.53%(d)(f)	67,138,361	67,138,361
Total Money Market Funds (Cost $104,326,235)		104,326,235
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,278,393,258)		3,609,346,584
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.94%
Invesco Private Government Fund, 4.63%(d)(f)(g)	19,611,500	19,611,500
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.71%(d)(f)(g)	50,374,248	$50,389,360
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,000,860)		70,000,860
TOTAL INVESTMENTS IN SECURITIES–101.85% (Cost $1,348,394,118)		3,679,347,444
OTHER ASSETS LESS LIABILITIES—(1.85)%		(66,862,948)
NET ASSETS–100.00%		$3,612,484,496
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Ltd.	$529,277	$-	$-	$30,970	$-	$560,247	$6,349
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,278,577	24,934,210	(12,024,913)	-	-	37,187,874	371,219
Invesco Treasury Portfolio, Institutional Class	43,163,953	46,306,391	(22,331,983)	-	-	67,138,361	659,409
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,996,870	60,695,985	(52,081,355)	-	-	19,611,500	135,620*
Invesco Private Prime Fund	28,741,538	105,645,470	(83,995,918)	(1,262)	(468)	50,389,360	360,960*
Total	$107,710,215	$237,582,056	$(170,434,169)	$29,708	$(468)	$174,887,342	$1,533,557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	357	December-2024	$108,019,275	$4,526,064	$4,526,064
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,505,020,349	$—	$—	$3,505,020,349
Money Market Funds	104,326,235	70,000,860	—	174,327,095
Total Investments in Securities	3,609,346,584	70,000,860	—	3,679,347,444
Other Investments - Assets*
Futures Contracts	4,526,064	—	—	4,526,064
Total Investments	$3,613,872,648	$70,000,860	$—	$3,683,873,508

*	Unrealized appreciation.
Invesco S&P 500 Index Fund